Related Party Transactions - Deferred revenue and amounts due to parties (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction
Total deferred revenue	¥ 1,903,302	$ 268,074	¥ 2,091,273
Funds managed by Jupai Group
Related Party Transaction
Total deferred revenue	1,903,302	268,074	2,091,273
Related Party
Related Party Transaction
Total amounts due to related parties	¥ 0	$ 0	5,992,010
Related Party | Funds managed by Jupai Group
Related Party Transaction
Total amounts due to related parties			¥ 5,992,010